RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2025
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

37.RELATED PARTY DISCLOSURES

SCHMID is a listed company with Christian Schmid and Anette Schmid as majority shareholders. Christian Schmid is also the CEO of the Company.

Transactions with Key Management

Key management personnel are defined as those persons who are responsible for SCHMID´s worldwide operating business, based on their function within SCHMID or the interests of SCHMID. The following individuals belong or belonged to SCHMID´s key management:

Name	Company	Function & Member of key management since/until
Christian Schmid	SCHMID Group N. V.Gebr. SCHMID GmbH	Executive Director of SCHMID Group N. V., CEO
Anette Schmid	SCHMID Group N. V.	Non-executive Director
Prof. Dr. Dr. h.c. Sir Ralf Speth	SCHMID Group N. V.	Non-executive Director, Chairman of the Board
Dr. Stefan Berger	SCHMID Group N. V.	Non-executive Director
Boo-Keun Yoon	SCHMID Group N. V.	Non-executive Director
Dr. Annedore Streyl	SCHMID Group N. V.	Non-executive Director since 27.12.2024
Julia Natterer	SCHMID Group N. V.Gebr. SCHMID GmbH	CFO (Chief Financial Officer) (SCHMID Group N. V.: until 31.12.2025)
Roland Rettenmeier	Gebr. SCHMID GmbH	CSO (Chief Sales Officer) since 01.03.2025
Helmut Rauch	Gebr. SCHMID GmbH	COO (Chief Operational Officer)
Dian Zhang	Gebr. SCHMID GmbH	CTO (Chief Technology Officer)
Thomas Widmann	Gebr. SCHMID GmbH	CIO (Chief Innovation Officer)

The annual remuneration and related compensation costs recognized as expense during the reporting period only includes short-term employee benefits and amounts to €1,906 thousand in 2025 (2024: €1,428 thousand, 2023: €1,562 thousand). Short-term benefits include salaries, bonus, and other benefits such as medical, death and disability coverage, Company car and other usual facilities as applicable. The outstanding balances also include the liability in connection with the defined benefit obligation.

Transactions with related parties

In addition to the entities included in the consolidated financial statements and the at equity investments (see note 2. Basis of Presentation), SCHMID maintains relationships with other related parties. Related parties comprise the following entities (not individuals):

Company	Relationship
SCHMID Avaco Korea, Co. Ltd. (SAK)	Equity method investee
SCHMID Energy Systems GmbH	Equity method investee
Schmid Verwaltungs GmbH	Controlled by Christian Schmid
C. Schmid Beteiligungsverwaltung GmbH	Controlled by Christian Schmid
C. Schmid Beteiligung GmbH & Co. KG	Controlled by Christian Schmid
Schmid Aequitas Verwaltung GmbH	Controlled by Anette Schmid
Schmid Aequitas GmbH & Co. KG	Controlled by Anette Schmid
Schmid Grundstücksverwaltung GmbH	Jointly controlled by Christian and Anette Schmid
SCHMID Grundstücke GmbH & Co. KG	Jointly controlled by Christian and Anette Schmid

The following transactions are proceeded with related parties.

in € thousand	2025	2024	2023
Interest income on loans granted to
Shareholder	—	4	1,077

Interest expense on loans received from
Key management personnel	—	3	12
Other related parties	638	510	558
Shareholder	877	916	737

Purchases of goods or services
Equity method investees	2,438	—	3
Other related parties	4,552	1,663	236

Sale of goods or services
Equity method investees	332	—	427
Other related parties	134	31	11,801

Salary and Bonus
Shareholder	933	1,055	1,149
Key management personnel	1,906	1,428	1,562

in € thousand	12/31/2025	12/31/2024
Outstanding balances - Liabilities
Shareholder	25,611	29,486
Equity method investees	2,663	358
Other related parties	26,609	16,973

Liabilities to other related parties include financial liabilities related to the Black Forest term loan. For further information, please see note 29. Non-current and current financial liabilities.

in € thousand	12/31/2025	12/31/2024
Outstanding balances - Receivables
Equity method investees	4,261	4,068
Other related parties	1,445	1,286

The significant increase in Sale of goods or services as well as in Outstanding balances - Liabilities in 2023 are mainly due to the sale and leaseback transaction (for further information please see note 21. Leases).